MARKETABLE SECURITIES (Tables)	12 Months Ended
Jul. 31, 2024
Marketable securities:
Schedule of classified marketable securities
	July 31, 2024				July 31, 2023
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale:
Mutual funds	$—	$—	$—	$—	$595,166	$301,007	$—	$896,173
Equity securities	—	—	—	—	904,981	499,287	—	1,404,268
	$—	$—	$—	$—	$1,500,147	$800,294	$—	$2,300,441

Schedule of investment income (loss)
	2024	2023
Dividend and interest income	$87,922	$98,335
Net realized gain on sale of marketable securities	124,907	130,009
Net unrealized (loss) on marketable securities	—	(366,206)
Total	$212,829	$(137,862)